LEASES - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
As of Beginning Balance	$ 2,162	$ 2,934
Additions		463
Depreciation provided during the year	(984)	(1,090)
Exchange realignment	(24)	(145)
As of Ending Balance	1,154	2,162
Offices
LEASES
As of Beginning Balance	2,086	2,725
Additions		463
Depreciation provided during the year	(931)	(961)
Exchange realignment	(23)	(141)
As of Ending Balance	1,132	2,086
Office equipment
LEASES
As of Beginning Balance	76	209
Depreciation provided during the year	(53)	(129)
Exchange realignment	(1)	(4)
As of Ending Balance	$ 22	$ 76